TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2014

Beginning balance	$5,659	$5,360
Additions (deductions) for prior year tax positions	541	(404)
Decrease related to settlement with tax authorities	(1,831)	-
Additions for current year tax positions	991	854

Ending balance	$5,360	$5,810

Summary of Taxes on Income
Taxes on income are comprised as follows:
	Year ended December 31,
	2012	2013	2014

Current taxes	$5,542	$4,707	$7,706
Deferred taxes	(1,584)	(699)	(1,775)

	$3,958	$4,008	$5,931

Domestic	$3,531	$1,979	$4,899
Foreign	427	2,029	1,032

	$3,958	$4,008	$5,931

	Year ended December 31,
	2012	2013	2014
Domestic taxes:

Current taxes	$3,950	$1,692	$5,538
Deferred taxes	(419)	287	(639)

	3,531	1,979	4,899
Foreign taxes:

Current taxes	1,592	3,015	2,168
Deferred taxes	(1,165)	(986)	(1,136)

	427	2,029	1,032

Taxes on income	$3,958	$4,008	$5,931

Significant Components of Deferred Tax Liabilities and Assets
Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:
	December 31,
	2013	2014

Carryforward tax losses	$2,074	2,068
Temporary differences	4,391	6,604
Intangible assets	752	556

Deferred tax assets before valuation allowance	7,217	9,228
Valuation allowance	(902)	(1,172)

Net deferred tax asset	6,315	8,056

Intangible assets, including goodwill	(2,172)	(2,515)
Unrealized gains on marketable securities	(433)	(56)

Deferred tax liability	(2,605)	(2,571)

Net deferred tax assets	$3,710	5,485

The net change in the total valuation allowance for the year ended December 31, 2014 was mainly relates to increase in deferred taxes on capital losses carryforwards for which a full valuation allowance was recorded.

	December 31,
	2013	2014
Domestic:
Non-current deferred tax liability, net	$(661)	(395)
Current deferred tax asset, net	1,409	1,781

	748	1,386

Foreign:
Non-current deferred tax asset, net	1,072	1,353
Current deferred tax asset, net	1,890	2,746

	2,962	4,099

	$3,710	5,485

Reconciliation Between Theoretical and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:
	Year ended December 31,
	2012	2013	2014

Income before taxes, as reported in the consolidated statements of income	$35,715	$22,063	30,881

Statutory tax rate	25%	25%	26.5%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$8,929	$5,516	8,183
Tax adjustment in respect of different tax rate of foreign subsidiary	(194)	758	190
Non-deductible expenses and other permanent differences	818	544	772
Deferred taxes on losses for which valuation allowance was provided, net	-	-	270
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(1,368)	(320)	-
Stock compensation relating to stock options per ASC No. 718	1,362	1,343	1,624
Income taxes in respect of prior years	-	582	-
Approved, Privileged and Preferred enterprise benefits (*)	(6,088)	(4,338)	(5,154)
Other	499	(77)	46

Actual tax expense	$3,958	$4,008	5,931

(*) Basic earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status	$0.14	$0.10	$0.11

Diluted earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status	$0.13	$0.09	0.11

Schedule of Income Before Income Taxes
Income before income taxes is comprised as follows:
	Year ended December 31,
	2012	2013	2014

Domestic	$32,935	$18,022	28,203
Foreign	2,780	4,041	2,678

Income before income taxes	$35,715	$22,063	30,881